AB INBEV Companies - Summary of Name and Registered Office of Associates and Joint Ventures (Detail)	12 Months Ended
Dec. 31, 2020
France [member] | SOCIETE DES BRASSERIES ET GLACIERES INTERNATIONALES SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SOCIETE DES BRASSERIES ET GLACIERES INTERNATIONALES SA - 49 Rue Francois 1er, Paris
Proportion of ownership interest in subsidiary	20.00%
Gibraltar [member] | BIH BRASSERIES INTERNATIONALES HOLDING LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BIH BRASSERIES INTERNATIONALES HOLDING LTD - CC Building, 10th Floor, Main Street
Proportion of ownership interest in subsidiary	20.00%
Gibraltar [member] | BIH BRASSERIES INTERNATIONALES HOLDING ANGOLA LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BIH BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LTD - Suite 10/3, International Commercial
Proportion of ownership interest in subsidiary	27.00%
Turkey [member] | ANADOLU EFES BIRACILIK VE MALT SANAYII AS [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANADOLU EFES BIRACILIK VE MALT SANAYII AS - Bahçelievler Mahallesi, Sehit Ibrahim Koparir
Proportion of ownership interest in subsidiary	24.00%
Zimbabwe [member] | DELTA CORPORATION LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	DELTA CORPORATION LTD - Sable house, P.O. Box BW 343, Northridge Close, Borrowdale, Harare
Proportion of ownership interest in subsidiary	25.39%
Russia [member] | AB InBev Efes [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV EFES - 28 Moscovskaya Street, Moscow region - 141607 – Klin
Proportion of ownership interest in subsidiary	50.00%